Events After the Balance Sheet	12 Months Ended
Mar. 31, 2026
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET

NOTE 31 — EVENTS AFTER THE BALANCE SHEET

The Company has evaluated subsequent events through the date the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent event except disclosed below that is required disclosure in the consolidated financial statements.

In April 2026, the Company issued 24,999,972 subscription shares as requested the warrant exercise.

On July 15, 2026, the Company disposed New Ben, one of its subsidiaries, to its original shareholder.

On January 12, 2026, Nasdaq notified the Company that it failed the $1.00 minimum common-stock closing-bid-price listing requirement after 30 consecutive non-compliant business days. An initial 180-day remedy window expired July 13, 2026. Nasdaq granted an 180-day extension in a July 14, 2026 written notice, extending the deadline to regain listing-rule compliance to January 11, 2027.